April 3, 2008

To Holders of Transferable Rights of Ares Capital Corporation:

        As described in more detail in its prospectus, dated March 24, 2008, Ares Capital Corporation (the "Company") is currently conducting a rights offering. To assist rights holders, certain answers to frequently asked questions have been provided below. For further information, please refer to the prospectus.

Q:    Who is entitled to rights?

A:
The Company issued rights to stockholders of record as of 5:00 p.m., New York City time, on March 24, 2008.

Q:    How many rights are record date stockholders entitled to?

A:
Stockholders of record as of 5:00 p.m., New York City time, on March 24, 2008 are entitled to one transferable right for every three shares of the Company's common stock owned on such date.

Q:    What is the subscription price?

A:
The subscription price per share will be 95% of the volume-weighted average of the sales prices of the Company's shares of common stock on The NASDAQ Global Select Market for the 10 consecutive trading days ending on the expiration date.

Q:    Will fractional rights be issued?

A:
No. The Company will not issue any fractional rights. For example, if you hold 900 shares of common stock on the record date, you will receive 300 rights. If you hold 902 shares of common stock on the record date, you will still receive 300 rights. If you hold 899 shares of common stock on the record date, you will receive 299 rights.

Q:    What do the rights entitle me to?

A:
The rights entitle you to acquire, at the subscription price, one new share of common stock for every right held.

Q:    When will I receive my rights?

A:
The Company has already released the rights to its record holders (including DTC). If you hold your shares through a broker-dealer, bank or other nominee, you should contact them for information regarding when the rights will appear in your account.

Q:    When can I exercise my rights?

A:
Rights may be exercised at any time between now and 5:00 p.m., New York City time, on April 21, 2008, the expiration date, unless extended by the Company in its sole discretion. The rights will expire on the expiration date and may not be exercised afterwards.

Q:    How do I exercise my rights?

A:
A rights holder may:

•
deliver a properly completed and duly executed subscription certificate and payment for the shares subscribed for (including pursuant to the over-subscription privilege) based on the estimated subscription price of $12.17 per share to the subscription agent, Computershare Trust Company, N.A. ("Computershare"), at one of the addresses listed in the subscription certificate at or prior to 5:00 p.m., New York City time, on April 21, 2008 (or, if the offering is extended by the Company in its sole discretion, by 5:00 p.m., New York City time, on such extended expiration date); or

•
request an eligible guarantor institution (which may include a commercial bank or trust company, a member firm of a domestic stock exchange or a savings bank or credit union) to send a notice of guaranteed delivery by facsimile to (781) 930-4942 or by mail or overnight delivery to one of the addresses listed in the subscription certificate guaranteeing the delivery of (1) payment in full of the estimated subscription price of $12.17 per share for the shares subscribed for (including pursuant to the over-subscription privilege) and (2) a properly completed and duly executed subscription certificate to Computershare at or prior to 5:00 p.m., New York City time, on April 24, 2008 (or, if the offering is extended by the Company in its sole discretion, at or prior to 5:00 p.m., New York City time, on the third business day after the extended expiration date). Facsimiles should be confirmed by telephone at (781) 930-4900. To be honored, your subscription certificate and payment must be received by Computershare at or prior to 5:00 p.m., New York City time, on April 24, 2008 (or, if the offering is extended by the Company in its sole discretion, at or prior to 5:00 p.m., New York City time, on the third business day after the extended expiration date).

  If you hold your rights through a broker-dealer, bank or other nominee, you should contact them regarding how to exercise your rights.

  All payments must be in U.S. dollars by money order or check or bank draft drawn on a bank or branch located in the United States and payable to "Computershare Trust Company, N.A."

Q:
When does my subscription certificate and payment have to be received if I deliver a notice of guaranteed delivery?

A:
For your notice of guaranteed delivery to be honored, your subscription certificate and payment must be received by Computershare at or prior to 5:00 p.m., New York City time, on April 24, 2008 (or, if the offering is extended by the Company in its sole discretion, at or prior to 5:00 p.m., New York City time, on the third business day after the extended expiration date).

Q:    What forms of payment are acceptable?

A:
All payments must be in U.S. dollars by money order or check or bank draft drawn on a bank or branch located in the United States and payable to "Computershare Trust Company, N.A."

Q:    Will I know the subscription price before I have to exercise my rights?

A:
Because the subscription price will not be determined until the close of trading on the expiration date, you will not know the subscription price at the time you exercise your rights or subscribe for any shares pursuant to the over-subscription privilege. For example, if you exercise your rights on the expiration date, while you will know the volume-weighted average of the sales prices of the Company's shares of common stock on The NASDAQ Global Select Market for the 9 consecutive trading days ending on the expiration date, you will not know that information for the 10th day (i.e., the expiration date), and thus you will not know the actual subscription price. To exercise your rights or subscribe for any shares pursuant to the over-subscription privilege, you will be required to pay for all shares subscribed for (including pursuant to the over-subscription privilege) at an estimated subscription price of $12.17 per share.

  The actual subscription price may be more or less than the estimated subscription price. If the actual subscription price is lower, excess payments will be refunded to you without interest. If the actual subscription price is higher, you may have to make an additional payment.

Q:    Do I have to exercise my rights?

A:
No. You are not required to exercise any rights, purchase any shares or otherwise take any action in response to the offering.

  If you don't exercise your rights prior to the expiration date, you will lose any value represented by them. However, your rights are transferable and, if you decide not to exercise them, you may be able to realize value by selling them.

  If you choose not to participate in the offering, you should expect to own a smaller interest in the Company upon completion of the offering.

Q:    How soon must I act?

A:
The offering will expire at 5:00 p.m., New York City time, on April 21, 2008, unless extended by the Company in its sole discretion. The rights will expire then and may not be exercised afterwards.

Q:    Are my rights transferable?

A:
Yes, your rights are transferable until the close of trading on April 18, 2008 (or, if the offering is extended by the Company in its sole discretion, until the close of trading on the trading day immediately prior to the extended expiration date).

Q:    How do I sell my rights?

A:
The rights have been listed on The NASDAQ Global Select Market under the symbol "ARCCR." While the Company and the dealer managers will use their best efforts to ensure that an adequate trading market for the rights exists, no assurance can be given that a market for the rights will develop.

  Trading in the rights on The NASDAQ Global Select Market may be conducted until the close of trading on April 18, 2008 (or, if the offering is extended by the Company in its sole discretion, until the close of trading on the trading day immediately prior to the extended expiration date). You should contact your broker-dealer, bank or other nominee for more information about trading your rights.

  You may instruct Computershare (or, if your rights are held by a nominee, you may instruct that nominee to instruct Computershare) to sell any rights you do not intend to exercise through or to a dealer manager. Subscription certificates representing the rights to be sold through or to a dealer manager must be received by Computershare on or before April 17, 2008 (or, if the offering is extended by the Company in its sole discretion, two business days prior to the extended expiration date). We cannot assure you that any person, including the dealer managers, will be able to sell any rights on your behalf.

Q:    What is the over-subscription privilege?

A:
The over-subscription privilege allows rights holders to subscribe for any number of shares of the Company's common stock that are not subscribed for by other rights holders. If you are a record date stockholder who received your rights from the Company, you must fully exercise all your rights before you can subscribe for these shares. If you are not a record date stockholder who received your rights from the Company, you can subscribe for these shares as long as you exercise at least one right.

  There is no guarantee that you will receive any or all of the shares you subscribe for pursuant to the over-subscription privilege. If sufficient shares are available, all over-subscription requests will be honored. As described in more detail on pages 39 and 40 of the prospectus, if there are not sufficient shares available, the shares available for purchase pursuant to the oversubscription privilege will first be allocated on a pro rata basis to record date stockholders and then, if any shares are remaining, on a pro rata basis to all other rights holders. For example, if you purchased your rights (instead of receiving them from the Company) and you elect to subscribe for additional shares pursuant to the over-subscription privilege, you will only receive those additional shares if there are sufficient shares remaining after taking into account all over-subscription requests by record date stockholders who received their rights from the Company.

Q:    After I exercise my rights, can I change my mind and cancel my subscription?

A:
Unless the Company gives you notice that its net asset value has declined by more than 10% from its net asset value as of the effective date of the prospectus, once you send in your subscription certificate and payment or notice of guaranteed delivery you cannot rescind your subscription, even if the market price of the Company's common stock is below the subscription price.

  You should not exercise your rights unless you are certain you wish to purchase additional shares of the Company's common stock at the subscription price.

Q:    If I exercise my rights, when will I receive a confirmation statement?

A:
No later than May 5, 2008 (or, if the offering is extended by the Company in its sole discretion, within ten business days after the extended expiration date), Computershare will send to each participating rights holder (or, if rights are held by a nominee, to such nominee) a confirmation statement.

Q:    Why do I have to pay an estimated subscription price?

A:
Because the subscription price is based on the volume-weighted average of the sales prices of the Company's shares of common stock on The NASDAQ Global Select Market for the 10 consecutive trading days ending on the expiration date, the Company will not be able to determine the subscription price until the close of trading on the expiration date.

Q:    What happens if the estimated subscription price is more than the actual subscription price?

A:
Any excess payment will be refunded to you. No interest will be paid on any amounts refunded.

Q:    What happens if the estimated subscription price is less than the actual subscription price?

A:
You will be required to pay any deficiency within 10 business days after the confirmation date. The additional amount will be equal to the difference between the estimated subscription price and the actual subscription price multiplied by the total number of shares subscribed for and issued to you (including pursuant to the over-subscription privilege). If the full number of shares that you have subscribed for pursuant to the over-subscription is not available, the estimated subscription price you paid for those shares will be applied to reduce any deficiency owed by you.

Q:    Will I receive interest on any payments I make?

A:
No. Even if the Company decides to terminate the offering and return your payment, you will not receive any interest on payments you make.

Q:    Does exercising my rights involve any risk?

A:
Exercising your rights means buying additional shares of the Company's common stock at the subscription price, which will not be known until the close of trading on the expiration date. You should consider this as carefully as you would any other equity investment. Among other things, you should carefully review and consider the risks described under the heading "Risk Factors" beginning on page 20 of the prospectus.

Q:    Can the Company terminate the offering?

A:
Yes. The Company reserves the right, in its sole discretion, to terminate the offering at any time prior to delivery of shares of common stock subscribed for if the subscription price is less than 70% of the net asset value attributable to a share of the Company's common stock disclosed in the most recent periodic report filed by it with the SEC.

  If the offering is terminated, all rights will expire without value and the Company will promptly arrange for the refund, without interest, of all funds received from participating rights holders. No amounts paid to acquire rights on The NASDAQ Global Select Market or otherwise will be returned.

Q:    What if I want to participate, but my shares are held in the name of a broker-dealer, bank or other nominee?

A:
You must contact them and instruct them to exercise your rights on your behalf.

Q:    When will I receive my new shares?

A:
No later than May 5, 2008 (or, if the offering is extended by the Company in its sole discretion, within 10 business days after the extended expiration date), Computershare will send to each participating rights holder (or, if rights are held by a nominee, to such nominee) a confirmation statement showing (1) the number of shares purchased (including pursuant to the over-subscription privilege); (2) the per share and total purchase price for such shares; and (3) any additional amount payable by you or any excess to be refunded to you based on the actual subscription price. Shares will not be issued until paid for in full.

  Stock certificates will not be issued. Some time after the confirmation statements are sent out and shares have been paid for in full, stockholders who are record owners will have their shares credited to their account with the Company's transfer agent and stockholders whose shares are held by a broker-dealer, bank or other nominee, will have their shares credited to the account of such broker-dealer, bank or nominee. If your shares are held by a broker-dealer, bank or other nominee on your behalf, it may take several days for the shares to appear in your account.

Q:    What fees or charges apply if I purchase shares?

A:
The Company is not charging any fee or sales commission. If you hold your rights through a broker-dealer, bank or other nominee, you are responsible for paying any fee or sales commission they charge.

Q:    What should I do if I have other questions about the offer?

A:
Any questions or requests for additional copies of the prospectus, subscription certificates or notices of guaranteed delivery may be directed to the information agent:

Georgeson, Inc.
199 Water Street
New York, NY 10038
Toll-free: (866) 203-9356
Broker-dealers and nominees may call (212) 440-9800

  Stockholders may also contact their broker-dealer, bank or other nominee.

Q:    Where can I obtain more information about the Company?

A:
The most current information about the Company can be found in the prospectus. The Company's filings with the SEC (including the prospectus), press releases, earnings releases and other financial information are available on its website at www.arescapitalcorp.com.

        Investors are advised to carefully consider the investment objectives, risks and charges and expenses of Ares Capital Corporation before investing. The prospectus contains this and other information about Ares Capital Corporation, including risk factors about Ares Capital Corporation and the rights offering. The information above is qualified in its entirety by reference to the prospectus. The prospectus should be read carefully before investing. A copy of the prospectus may be obtained from Georgeson Inc., the Information Agent, 199 Water Street, New York, NY 10038, (866) 203-9356.

        This does not constitute an offer to sell or the solicitation of an offer to buy nor will there be any sale of the shares referred to herein in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of such state or jurisdiction.

        Statements included herein may constitute "forward-looking statements," which relate to future events or the Company's future performance or financial condition. These statements are not guarantees of future performance or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in the Company's filings with the SEC. Ares Capital Corporation undertakes no duty to update any forward-looking statements made herein.